Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets consist of the following:
	December 31, 2023	December 31, 2022

Long-term rental deposits	68,415,741	82,270,359